Summary of Significant Accounting Policies - Additional Information (Details) shares in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 Customer	Jun. 30, 2021 USD ($) Customer shares	Jun. 30, 2020 Customer shares	Dec. 31, 2020 USD ($) Customer shares	Dec. 31, 2019 USD ($) Customer shares
Accounting Policies [Line Items]
Accounts receivable | $	$ 2,669,000		$ 2,669,000		$ 16,752,000	$ 565,000
Uncertain tax position | $					$ 0	$ 0
Deferred transaction costs and transaction costs payable | $	$ 1,800,000		$ 1,800,000
Share-based Payment Arrangement [Member]
Accounting Policies [Line Items]
Antidilutive Securities | shares			5.7	4.1	6.0	4.1
Convertible Preferred Stock [Member]
Accounting Policies [Line Items]
Antidilutive Securities | shares			28.2	28.2	28.2	21.3
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage			100.00%		100.00%	100.00%
Number of major customers			5		3	1
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	100.00%		100.00%
Number of major customers		5		5
Customer Concentration Risk [Member] | Maximum [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage				100.00%	70.00%	60.00%
Number of major customers				3	2	2
Customer Concentration Risk [Member] | Minimum [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage		100.00%			28.00%	39.00%
Number of major customers		2			2	2